PRUDENTIAL RETIREMENT INSURANCE AND ANNUITY COMPANY

PRIAC VARIABLE CONTRACT ACCOUNT A

Prudential Retirement Security Annuity IV

Supplement to Prospectus Dated May 1, 2022

Supplement dated February 10, 2023

This Supplement should be read and retained with the current Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for your Annuity. If you would like another copy of the current Prospectus, please contact us at 1-877-778-2100.

Effective February 10, 2023, Plan Type A will be closed to new investors.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

2022-PROSUPP-6-PRSA IV